Lease Liability (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Lease Liability [Abstract]
Current	$ 2,154,878	$ 2,112,624
Non-current	28,624,259	28,108,801
Total lease liability	$ 30,779,137	$ 30,221,425